Administrative expenses (Detail) - Administrative Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Salaries and employee benefits	$ 7,251	$ 5,757
Share-based payments	1,692	1,550
Long-term incentives	4,366	6,508
Business development	1,479	521
Other	4,514	4,877
Administrative expenses	$ 19,302	$ 19,213